FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 10, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total:  4115928 (in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102  140835   1788847   SH    SOLE                           1788847
Amgen                 COM         031162100  138351   2144314   SH    SOLE                           2144314
Apollo Group          COM         037604105  197028   2983921   SH    SOLE                           2983921
Applied Materials     COM         038222105    1681     92721   SH    SOLE                             67105
BP PLC                SPON ADR    055622104     239      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100  116163   3035358   SH    SOLE                           3035358
Capital One Financial COM	  14040H105  200297   3511527   SH    SOLE                           3511527
Cisco Systems         COM         17275R102  270825  13824664   SH    SOLE                          13824664
Dell Computer         COM         247025109  237661   7111360   SH    SOLE                           7111360
EMC, Inc.             COM         268648102     295     23410   SH    SOLE                             23410
Ebay, Inc.            COM         278642103  355597   6629339   SH    SOLE                           6629339
First Data Corp       COM         319963104  215317   5388331   SH    SOLE                           5388331
Genentech             COM         368710406  221760   2767168   SH    SOLE                           2676168
General Electric      COM         369604103    1119     37549   SH    SOLE                             37549
Harley-Davidson       COM         412822108  267435   5548445   SH    SOLE                           5548445
Intel Corp            COM         458140100    3972    144358   SH    SOLE                            144358
Johnson & Johnson     COM         478160104  106758   2155869   SH    SOLE                           2155869
Kohls Corp	      COM         500255104  128802   2407516   SH    SOLE                           2407516
Krispy Kreme          COM         501014104   62773   1630485   SH    SOLE                           1630485
L-3 Comms Hldgs       COM         502424104     635     14695   SH    SOLE                             14695
Level 3 Comms         COM         52729N100      54     10000   SH    SOLE                             10000
Lowes Companies	      COM         548661107  123421   2378059   SH    SOLE                           2378059
MBNA Corp             COM         55262L950    1203     52788   SH    SOLE                             52788
Medtronic             COM         585055106  182102   3881124   SH    SOLE                           3881124
Microsoft             COM         594918104  178587   6424024   SH    SOLE                           6424024
Moody's Corp          COM         615369105   92220   1677659   SH    SOLE                           1677659
Pfizer                COM         717081103    1019     33569   SH    SOLE                             33569
Price Group           COM         74144T108    1581     38300   SH    SOLE                             38300
Procter & Gamble      COM         742718109     203      2189   SH    SOLE                              2189
Qualcomm              COM         747525103  128957   3094743   SH    SOLE                           3094743
SEI Investment        COM         784117103   79224   2433922   SH    SOLE                             79224
Starbucks             COM         855244109  184799   6415967   SH    SOLE                           6415967
Stryker               COM         863667101   69587    924016   SH    SOLE                            924016
Tiffany & Co.         COM         886547108  122934   3293183   SH    SOLE                           3293183
Veritas Software      COM         923436109    1170     37150   SH    SOLE                             37150
Wal-Mart              COM         931142103  128591   2302444   SH    SOLE                           2302444
Walgreen              COM         931422109   90370   2949422   SH    SOLE                           2949422
Weight Watchers Intl  COM         948626106   61875   1487387   SH    SOLE                           1487387
Xilinx                COM         983919101     488     17170   SH    SOLE                             17170